INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS
Schedule of changes in the net carrying amount of intangible assets

			Customer
			relationships,
			brand names,
			projects
			under
	Spectrum		development
	licences	Software	and other	Total
Cost

Balance as of December 31, 2023	$2,610.9	$1,752.1	$364.0	$4,727.0
Additions[1,2]	298.9	28.1	91.5	418.5
Net change in additions financed with non-cash balances[3]	—	(92.3)	0.4	(91.9)
Reclassification	—	52.7	(52.7)	—
Retirement, disposals and other	—	(26.7)	—	(26.7)
Balance as of December 31, 2024	2,909.8	1,713.9	403.2	5,026.9
Additions[2]	—	69.1	58.2	127.3
Net change in additions financed with non-cash balances[3]	—	34.5	—	34.5
Reclassification	—	96.4	(96.4)	—
Retirement, disposals and other	—	(27.5)	(1.6)	(29.1)
Balance as of December 31, 2025	$2,909.8	$1,886.4	$363.4	$5,159.6

Accumulated amortization and impairment losses

Balance as of December 31, 2023	$247.7	$1,139.5	$40.5	$1,427.7
Amortization	—	188.0	36.6	224.6
Retirement, disposals and other	—	(26.7)	—	(26.7)
Balance as of December 31, 2024	247.7	1,300.8	77.1	1,625.6
Amortization	—	158.9	29.0	187.9
Retirement, disposals and other	—	(27.5)	(1.6)	(29.1)
Balance as of December 31, 2025	$247.7	$1,432.2	$104.5	$1,784.4

Net carrying amount
As of December 31, 2024	$2,662.1	$413.1	$326.1	$3,401.3
As of December 31, 2025	2,662.1	454.2	258.9	3,375.2
1	In 2024, Videotron acquired 305 blocks of spectrum in the 3800 MHz band across the country.
2	Net of government credits received for large investment projects ($29.1 million in 2025 and $36.6 million in 2024).
3	Includes also the net change in government credits receivable for large investment projects (decrease of $28.0 million in 2025 and increase of $92.4 million in 2024).